INVESTMENT IN SURGE BATTERY METALS INC. (Tables)	12 Months Ended
Feb. 29, 2024
Investments accounted for using equity method [abstract]
Disclosure of black scholes assumptions utilized to value discount for lack of marketability on common shares and warrants [Table Text Block]
	Common Shares	Warrants
	4-month hold
Expected volatility	102%	132%
Risk-free interest rate	4.08%	4.08%
Spot Price	0.62	0.48
Exercise Price	0.62	0.55
Time to expiration	4 months	3 years
Dividend yield	Nil	Nil

Disclosure of share of equity method investments recognized using reporting period [Table Text Block]
$
Balance, February 28, 2023	-
Allocated transaction value of Surge's common shares	3,062,857
Share of loss for the seven -month period ended December 31, 2023 (1)	(814,238)
Dilution loss on investment in Surge (2)	(420,418)
Balance, February 29, 2024	1,828,201

Disclosure of unaudited loss and comprehensive loss for periods under investments accounted for using equity method [Table Text Block]
Seven Months ended
December 31, 2023
Comprehensive loss for the period (per Surge Financial Statements)	(6,547,134)
Exploration & evaluation expenditures	(2,929,765)
Comprehensive loss for the period (in accordance with ALC's accounting policies)	(9,476,899)

Disclosure of statements of financial position under investments accounted for using equity method [Table Text Block]
December 31, 2023
Current assets	6,800,432

Non-current assets (per Surge Financial Statements)	9,700,672
Exploration & evaluation expenditures	(4,914,061)
Non-current assets (In accordance with ALC's accounting policies)	4,786,611
Current liabilities	201,800